RELATED PARTY TRANSACTIONS AND BALANCES - Prepaid expenses (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Prepaid expenses related parties prepaid expenses	¥ 0	$ 0	¥ 433,000
Founders
Related Party Transaction [Line Items]
Prepaid expenses related parties prepaid expenses	0	0	363,000
Founder Family Member
Related Party Transaction [Line Items]
Prepaid expenses related parties prepaid expenses	¥ 0	$ 0	¥ 70,000